Inventories	12 Months Ended
Mar. 31, 2026
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Inventories

10. Inventories

	As at March 31,
	2025		2026
Traded goods	₹	685	₹	514
Stores and spare parts		9		3
	₹	694	₹	517

During the years ended March 31, 2025 and 2026, changes in inventories recognized as expense is ₹ 195 and ₹ 171, respectively, and purchases of traded goods recognized as expense is ₹ 2,967 and ₹ 5,755, respectively.